PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of detailed information about provisions

As at	December 31, 2020	December 31, 2019
Environmental rehabilitation provision	$229,125	$71,121
Long service leave	7,658	2,642
Total provisions	236,783	73,763
Current provisions	71,976	29,776
Long-term balance	$164,807	$43,987

Disclosure of changes in provision	Changes in the environmental rehabilitation provision for the years ended December 31, 2020 and 2019 are as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Balance, beginning of year	$71,121	$50,603
Changes in cost estimates	44,306	19,644
Acquisition of Detour Gold Corporation	116,044	—
Site closure and reclamation costs paid	(11,553)	(938)
Unwinding of discount on rehabilitation provision	356	848
Foreign currency translation recorded in OCI	8,851	964
Balance, end of year	229,125	71,121
Current portion	65,941	24,172
Long-term balance	$163,184	$46,949